Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables
Schedule of trade and other receivables

	Thousands of Euros
	31/12/2021	31/12/2020
Trade receivables	324,442	404,771
Receivables from associates (note 31)	131,764	1,447
Impairment losses (note 30)	(24,009)	(22,985)
Trade receivables	432,197	383,233
Other receivables (note 30)	11,014	8,324
Personnel	654	822
Advance payments (note 30)	6,210	16,053
Taxation authorities, VAT recoverable	35,389	38,747
Other public entities	1,796	8,414
Other receivables	55,063	72,360
Current income tax assets	12,448	64,565
Total trade and other receivables	499,708	520,158